Net Earnings (Loss) Per Share - Additional Information (Detail)	12 Months Ended
	May 03, 2014	Apr. 27, 2013	Apr. 28, 2012
Computation Of Earnings Per Share Line Items
Participating securities excluded from the calculation of earnings per share	3,048,040	2,859,084	3,462,508